Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Interest expense	$ (666,860)	$ (603,336)	$ (792,171)	$ (686,218)
Deduct:
Interest income	39,526	3,102	3,686	4,240
Subsidy received from local government	0	231,618	1,234,730	959,575
Net balance of interest expense	$ (627,334)	$ (368,616)	$ (495,850)	$ (317,819)